Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

April 19, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:
DWS Enhanced Emerging Markets Fixed Income Fund and DWS Enhanced Global Bond Fund (each a “Fund”, and together the “Funds”), each a series of DWS Global/International Fund, Inc. (the “Corporation”) (Reg. Nos. 033-05724, 811-04670)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Corporation hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 95 to the Corporation’s Registration Statement on Form N-1A (the “Amendment”), do not differ from those contained in the Amendment, which is the most recent Amendment to such Registration Statement and was filed electronically on April 14, 2011.

Please direct any comments or questions on this filing to the undersigned at (617) 295-3986.

Very truly yours,

                    /s/Scott D. Hogan
Scott D. Hogan
Vice President
Deutsche Investment Management Americas Inc.

cc:           Adam Schlichtmann, Esq., Ropes and Gray